Exhibit 99.31

Data Compare
Run Date - 03/16/2026 8:20:55 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
1675823	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1675823	XXXXXXXXXXX	XXXXXXXXXXX	Prepayment Penalty Type		Hard	Verified
1675823	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified